                                                                               .
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                                                                      Exhibit 99

FORD CREDIT AUTO OWNER TRUST 2009-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                             September 2009
Payment Date                                                                                                      10/15/2009
Transaction Month                                                                                                          4

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES            TERM AT CUTOFF DATE
Initial Pool Balance                              $2,308,504,668.66                   114,709                    57.4 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $560,000,000.00                  0.98795%                  June 15, 2010
 Class A-2 Notes                                    $341,000,000.00                    2.100%              November 15, 2011
 Class A-3 Notes                                    $747,000,000.00                    2.790%                August 15, 2013
 Class A-4 Notes                                    $287,300,000.00                    4.500%                  July 15, 2014
                                                    ---------------
    Total                                         $1,935,300,000.00

II. AVAILABLE FUNDS
INTEREST:
 Interest Collections                                                                                          $9,343,378.48

PRINCIPAL:
 Principal Collections                                                                                        $38,421,256.76
 Prepayments in Full                                                                                          $16,892,235.60
 Liquidation Proceeds                                                                                         $1,717,754.56
 Recoveries                                                                                                       $10,273.60
                                                                                                                  ----------
    SUB TOTAL                                                                                                 $57,041,520.52
                                                                                                              --------------
COLLECTIONS                                                                                                   $66,384,899.00

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                           $595,545.87
 Purchase Amounts Related to Interest                                                                              $3,974.90
                                                                                                                   ---------
    SUB TOTAL                                                                                                    $599,520.77

Clean Up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
                                                                                                                       -----
AVAILABLE FUNDS - TOTAL                                                                                       $66,984,419.77

FORD CREDIT AUTO OWNER TRUST 2009-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                             September 2009
Payment Date                                                                                                      10/15/2009
Transaction Month                                                                                                          4

III. DISTRIBUTIONS

                                                                                               CARRYOVER           REMAINING

                                              CALCULATED AMOUNT      AMOUNT PAID   SHORTFALL   SHORTFALL     AVAILABLE FUNDS
Trustee Fees and Expenses                                 $0.00            $0.00       $0.00       $0.00      $66,984,419.77
Servicing Fee                                     $1,667,226.03    $1,667,226.03       $0.00       $0.00      $65,317,193.74
Interest - Class A-1 Notes                          $190,137.92      $190,137.92       $0.00       $0.00      $65,127,055.82
Interest - Class A-2 Notes                          $596,750.00      $596,750.00       $0.00       $0.00      $64,530,305.82
Interest - Class A-3 Notes                        $1,736,775.00    $1,736,775.00       $0.00       $0.00      $62,793,530.82
Interest - Class A-4 Notes                        $1,077,375.00    $1,077,375.00       $0.00       $0.00      $61,716,155.82
Priority Principal Payment                                $0.00            $0.00       $0.00       $0.00      $61,716,155.82
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00      $61,716,155.82
Regular Principal Payment                       $230,948,437.96   $61,716,155.82       $0.00       $0.00               $0.00
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00               $0.00
Residual Released to Depositor                            $0.00            $0.00       $0.00       $0.00               $0.00
                                                                           -----
TOTAL                                                             $66,984,419.77

                                                              PRINCIPAL PAYMENT:
                                                                      Priority Principal Payment                       $0.00
                                                                      Regular Principal Payment               $61,716,155.82
                                                                                                              --------------
                                                                      TOTAL                                   $61,716,155.82

IV. NOTEHOLDER PAYMENTS


                         NOTEHOLDER PRINCIPAL PAYMENTS     NOTEHOLDER INTEREST PAYMENTS           TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL       PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                     ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes         $61,716,155.82         $110.21     $190,137.92            $0.34   $61,906,293.74             $110.55
Class A-2 Notes                  $0.00           $0.00     $596,750.00            $1.75      $596,750.00               $1.75
Class A-3 Notes                  $0.00           $0.00   $1,736,775.00            $2.33    $1,736,775.00               $2.33
Class A-4 Notes                  $0.00           $0.00   $1,077,375.00            $3.75    $1,077,375.00               $3.75
                                 -----                   -------------                     -------------
TOTAL                   $61,716,155.82                   $3,601,037.92                    $65,317,193.74

FORD CREDIT AUTO OWNER TRUST 2009-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                     September 2009
Payment Date                                                                                                              10/15/2009
Transaction Month                                                                                                                  4

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE           NOTE FACTOR
Class A-1 Notes                                     $230,948,437.96             0.4124079     $169,232,282.14              0.3022005
Class A-2 Notes                                     $341,000,000.00             1.0000000     $341,000,000.00              1.0000000
Class A-3 Notes                                     $747,000,000.00             1.0000000     $747,000,000.00              1.0000000
Class A-4 Notes                                     $287,300,000.00             1.0000000     $287,300,000.00              1.0000000
                                                    ---------------             ---------     ---------------              ---------
TOTAL                                             $1,606,248,437.96             0.8299739   $1,544,532,282.14              0.7980842

POOL INFORMATION

 Weighted Average APR                                                              5.628%                                     5.612%
 Weighted Average Remaining Term                                                    54.17                                      53.36
 Number of Receivables Outstanding                                                103,553                                    101,451
 Pool Balance                                                           $2,000,671,231.91                          $1,942,178,305.25
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $1,762,532,615.60                          $1,712,001,701.28
 Pool Factor                                                                    0.8666525                                  0.8413144

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                                             $23,085,046.69
Targeted Credit Enhancement Amount                                                                                    $29,132,674.58
Yield Supplement Overcollateralization Amount                                                                        $230,176,603.97
Targeted Overcollateralization Amount                                                                                $378,827,950.02
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                           $397,646,023.11
Fixed Overcollateralization                                                                                          $142,603,718.16

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                     $23,085,046.69
Reserve Account Deposits Made                                                                                                   0.00
Reserve Account Draw Amount                                                                                                     0.00
                                                                                                                                ----
Ending Reserve Account Balance                                                                                        $23,085,046.69
Change in Reserve Account Balance                                                                                              $0.00

Specified Reserve Balance                                                                                             $23,085,046.69

FORD CREDIT AUTO OWNER TRUST 2009-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                          September 2009
Payment Date                                                                                                   10/15/2009
Transaction Month                                                                                                       4

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                     # OF RECEIVABLES             AMOUNT
Realized Loss                                                                                     335         $866,279.10
(Recoveries)                                                                                       16          $10,273.60
                                                                                                               ----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                      $856,005.50
Cumulative Net Losses Last Collection Period                                                                $1,193,867.79
                                                                                                            -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                            $2,049,873.29

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                  0.51%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT
31-60 Days Delinquent                                                       1.17%               1,083      $22,696,590.90
91-120 Days Delinquent                                                      0.04%                  35         $829,067.14
Over 120 Days Delinquent                                                    0.02%                  14         $353,187.54
                                                                            -----               -----         -----------
TOTAL DELINQUENT RECEIVABLES                                                1.37%               1,255      $26,586,663.22

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       128       $2,556,780.86
Total Repossesed Inventory                                                                        171       $3,768,886.39

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:

Second Preceding Collection Period                                                                                0.1587%
Preceding Collection Period                                                                                       0.4791%
Current Collection Period                                                                                         0.5210%
Three Month Average                                                                                               0.3863%

NUMBER OF  61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                0.1029%
Preceding Collection Period                                                                                       0.1458%
Current Collection Period                                                                                         0.1695%
Three Month Average                                                                                               0.1394%